Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
Janus Henderson Small-Mid Cap Value Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Henderson Small-Mid Cap Value Fund (formerly named Janus Henderson Select Value Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Small-Mid Cap Value Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.82% for at least a one-year period commencing on October 28, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small- and mid-sized companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization of companies included in the Russell 2500TM Value Index. The market capitalizations within the index will vary, but as of June 30, 2019, they ranged from approximately $14 million to $16.7 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the Fund’s portfolio managers generally look for companies with:
  strong management teams;
  strong and stable balance sheets and solid recurring free cash flows;
  attractive relative and absolute valuation ratios or that have underperformed recently;
  favorable reward to risk characteristics;
  durable competitive advantages that are trading at attractive valuations; and
  strong long-term prospects.
		The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Real Estate Securities Risk.  The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Foreign Exposure Risk.  The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2012 11.14% Worst Quarter: 4th Quarter 2018 – 12.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2019 was 19.61%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/18)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s primary benchmark index is the Russell 2500TM Value Index. The Russell 3000® Value Index was used to calculate the Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, the Fund’s principal investment strategies changed to shift the Fund’s focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, effective August 1, 2019, the Fund’s primary benchmark index changed to the Russell 2500TM Value Index. For a period of 36 months beginning on August 1, 2019, the Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index, as described further in the Fund’s statement of additional information. The indices are described below. The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the Russell 2500TM Value Index. The Russell 3000® Value Index was used to calculate the Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, the Fund’s principal investment strategies changed to shift the Fund’s focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, effective August 1, 2019, the Fund’s primary benchmark index changed to the Russell 2500TM Value Index. For a period of 36 months beginning on August 1, 2019, the Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index, as described further in the Fund’s statement of additional information. The indices are described below.
  The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.
  The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
		After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Janus Henderson Small-Mid Cap Value Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.83%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	$ 148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	$ 1,735
2012	rr_AnnualReturn2012	12.30%
2013	rr_AnnualReturn2013	22.87%
2014	rr_AnnualReturn2014	7.25%
2015	rr_AnnualReturn2015	0.22%
2016	rr_AnnualReturn2016	19.36%
2017	rr_AnnualReturn2017	14.03%
2018	rr_AnnualReturn2018	(7.18%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.06%)
Janus Henderson Small-Mid Cap Value Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
5 Years	rr_AverageAnnualReturnYear05	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	9.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Henderson Small-Mid Cap Value Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.31%)
5 Years	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Henderson Small-Mid Cap Value Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
5 Years	rr_AverageAnnualReturnYear05	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Henderson Small-Mid Cap Value Fund | Class D Shares | Russell 2500™ Value Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500TM Value Index
1 Year	rr_AverageAnnualReturnYear01	(12.36%)
5 Years	rr_AverageAnnualReturnYear05	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Henderson Small-Mid Cap Value Fund | Class D Shares | Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Years	rr_AverageAnnualReturnYear05	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to a blend of the performance of its benchmark index and the Russell 3000® Value Index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.82% for at least a one-year period commencing on October 28, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.